UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

Summit Municipal Intermediate Fund

Investor Class (PRSMX)

This semi-annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Investor Class	$20	0.40%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,877,501
Number of Portfolio Holdings	1,060
Table Summary

Portfolio Turnover Rate	7.3%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New York	12.1%
Texas	10.3
Virginia	6.5
Puerto Rico	5.6
Georgia	5.2
Washington	4.4
Alabama	4.3
California	4.0
Florida	3.9
Other	43.7

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	21.3%
Health Care	13.8
Special Tax	12.3
General Obligations - State	11.5
General Obligations - Local	7.3
Housing	6.2
Water & Sewer	4.5
Electric	3.7
Education	4.1
Other	15.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F83-053 6/26

Summit Municipal Intermediate Fund

Investor Class (PRSMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Summit Municipal Intermediate Fund

Advisor Class (PAIFX)

This semi-annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Advisor Class	$32	0.65%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,877,501
Number of Portfolio Holdings	1,060
Table Summary

Portfolio Turnover Rate	7.3%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New York	12.1%
Texas	10.3
Virginia	6.5
Puerto Rico	5.6
Georgia	5.2
Washington	4.4
Alabama	4.3
California	4.0
Florida	3.9
Other	43.7

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	21.3%
Health Care	13.8
Special Tax	12.3
General Obligations - State	11.5
General Obligations - Local	7.3
Housing	6.2
Water & Sewer	4.5
Electric	3.7
Education	4.1
Other	15.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F283-053 6/26

Summit Municipal Intermediate Fund

Advisor Class (PAIFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Summit Municipal Intermediate Fund

I Class (PRTMX)

This semi-annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - I Class	$15	0.30%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,877,501
Number of Portfolio Holdings	1,060
Table Summary

Portfolio Turnover Rate	7.3%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New York	12.1%
Texas	10.3
Virginia	6.5
Puerto Rico	5.6
Georgia	5.2
Washington	4.4
Alabama	4.3
California	4.0
Florida	3.9
Other	43.7

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	21.3%
Health Care	13.8
Special Tax	12.3
General Obligations - State	11.5
General Obligations - Local	7.3
Housing	6.2
Water & Sewer	4.5
Electric	3.7
Education	4.1
Other	15.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1217-053 6/26

Summit Municipal Intermediate Fund

I Class (PRTMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSMX Summit Municipal
Intermediate Fund
PAIFX Summit Municipal
Intermediate Fund–
.
Advisor Class
PRTMX Summit Municipal
Intermediate Fund–
.
I Class

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 11.47 $ 11.31 $ 10.77 $ 10.75 $ 12.27 $ 12.21
Investment
activities
Net investment
income
(1)(2)
0.19 0.36 0.31 0.28 0.25 0.26
Net realized and
unrealized gain/
loss (0.03) 0.16 0.54 0.02 (1.52) 0.06
Total from
investment
activities 0.16 0.52 0.85 0.30 (1.27) 0.32
Distributions
Net investment
income (0.18) (0.36) (0.31) (0.28) (0.25) (0.26)
Net realized gain — — — —
(3)
—
(3)
—
(3)
Total distributions (0.18) (0.36) (0.31) (0.28) (0.25) (0.26)
NET ASSET
VALUE
End of period $ 11.45 $ 11.47 $ 11.31 $ 10.77 $ 10.75 $ 12.27

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(4)
1.41% 4.71% 7.91% 2.75% (10.44)% 2.59%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.43%
(5)
0.41% 0.52% 0.51% 0.52% 0.50%
Net expenses
after waivers/
payments by
Price Associates 0.40%
(5)
0.41% 0.50% 0.50% 0.50% 0.50%
Net investment
income 3.25%
(5)
3.22% 2.75% 2.51% 2.18% 2.08%
Portfolio turnover
rate 7.3% 23.6% 20.8% 22.5% 20.6% 6.6%
Net assets, end of
period (in millions) $977 $1,022 $1,178 $2,135 $2,339 $3,253
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 11.47 $ 11.31 $ 10.76 $ 10.74 $ 12.26 $ 12.20
Investment
activities
Net investment
income
(1)(2)
0.17 0.33 0.28 0.25 0.22 0.23
Net realized and
unrealized gain/
loss (0.02) 0.16 0.55 0.02 (1.52) 0.06
Total from
investment
activities 0.15 0.49 0.83 0.27 (1.30) 0.29
Distributions
Net investment
income (0.17) (0.33) (0.28) (0.25) (0.22) (0.23)
Net realized gain — — — —
(3)
—
(3)
—
(3)
Total distributions (0.17) (0.33) (0.28) (0.25) (0.22) (0.23)
NET ASSET
VALUE
End of period $ 11.45 $ 11.47 $ 11.31 $ 10.76 $ 10.74 $ 12.26

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(4)
1.29% 4.45% 7.74% 2.50% (10.68)% 2.34%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.75%
(5)
0.73% 0.82% 0.79% 0.81% 0.79%
Net expenses
after waivers/
payments by
Price Associates 0.65%
(5)
0.66% 0.75% 0.75% 0.75% 0.75%
Net investment
income 3.00%
(5)
2.97% 2.51% 2.26% 1.94% 1.84%
Portfolio turnover
rate 7.3% 23.6% 20.8% 22.5% 20.6% 6.6%
Net assets, end
of period (in
thousands) $3,420 $3,528 $4,092 $4,002 $4,220 $5,444
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 11.46 $ 11.30 $ 10.76 $ 10.74 $ 12.26 $ 12.20
Investment
activities
Net investment
income
(1)(2)
0.19 0.38 0.33 0.29 0.27 0.27
Net realized and
unrealized gain/
loss (0.02) 0.15 0.53 0.02 (1.52) 0.06
Total from
investment
activities 0.17 0.53 0.86 0.31 (1.25) 0.33
Distributions
Net investment
income (0.19) (0.37) (0.32) (0.29) (0.27) (0.27)
Net realized gain — — — —
(3)
—
(3)
—
(3)
Total distributions (0.19) (0.37) (0.32) (0.29) (0.27) (0.27)
NET ASSET
VALUE
End of period $ 11.44 $ 11.46 $ 11.30 $ 10.76 $ 10.74 $ 12.26

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(4)
1.46% 4.83% 8.04% 2.87% (10.34)% 2.72%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.30%
(5)
0.29% 0.38% 0.38% 0.38% 0.37%
Net expenses
after waivers/
payments by
Price Associates 0.30%
(5)
0.29% 0.38% 0.38% 0.38% 0.37%
Net investment
income 3.36%
(5)
3.34% 2.88% 2.63% 2.32% 2.20%
Portfolio turnover
rate 7.3% 23.6% 20.8% 22.5% 20.6% 6.6%
Net assets, end of
period (in millions) $3,897 $3,083 $3,218 $3,064 $3,190 $3,549
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.5%
ALABAMA  4.3%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  32,970 33,411
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/34  10,225 10,731
Black Belt Energy Gas Dist., Series B, 5.00%, 12/1/32  1,295 1,386
Black Belt Energy Gas Dist., Series B, 5.00%, 12/1/34  2,825 3,040
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,360 11,165
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,477
Black Belt Energy Gas Dist., Gas Project, Series D-1, VRDN,
5.50%, 6/1/49 (Tender 2/1/29)  10,000 10,497
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/27  350 356
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/28  600 618
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/29  735 765
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/35  15,460 16,377
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  20,200 20,815
Black Belt Energy Gas Dist., Gas Project, Series G, 5.00%,
10/1/35  3,200 3,361
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33 (1) 11,100 11,836
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  10,765 11,562
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  19,000 20,283
Mobile Alabama, Ind. Dev. Board, VRDN, PCR, 2.75%, 7/15/34
(Tender 3/15/29)  4,525 4,483
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  30,000 30,152
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,215
207,530
ALASKA  0.0%
Alaska Housing Finance, Veterans Mortgage Program, 3.70%,
6/1/34  1,195 1,200
Alaska Housing Finance, Veterans Mortgage Program, 3.75%,
12/1/34  1,195 1,201
2,401

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
ARIZONA  2.2%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  1,700 1,886
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  4,240 4,679
Arizona IDA, Doral Academy of Nevada-Fire Mesa and Red
Rock Campus, Series A, 5.00%, 7/15/39  750 751
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (2) 9,110 9,199
Chandler IDA, Intel Corp. Project, VRDN, 4.10%, 12/1/37
(Tender 6/15/28) (2) 3,095 3,125
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (2) 24,850 25,157
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  9,000 9,135
Maricopa County IDA, Banner Health, 5.00%, 1/1/38  3,615 3,669
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,411
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  2,725 2,923
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 653
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 4,851
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 3,827
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,732
Phoenix Civic Improvement, Series C, 5.00%, 7/1/38  8,195 9,335
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,295
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,102
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,301
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.25%, 7/1/47  2,155 2,312
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 250
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 304
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 461
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 358
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 358
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,429
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 764

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 671
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/37  1,750 1,767
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/47  5,525 5,798
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.00%, 5/1/39  5,000 5,606
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,060
109,169
CALIFORNIA  4.0%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,608
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,474
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,775 12,855
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 9,084
California Community Choice Fin. Auth., Green Bond, Series E,
VRDN, 5.00%, 2/1/55 (Tender 9/1/32)  1,500 1,591
California Community Choice Fin. Auth., Green Bond, Series G,
5.00%, 12/1/35  7,725 8,399
California Community Choice Fin. Auth., Green Bond, Series G,
VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  5,000 5,294
California Community Choice Fin. Auth., Green Bond, Series H,
VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  10,550 11,398
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,365 3,488
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  6,551 6,695
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.79%, 12/1/50 (Tender 5/6/26)  4,550 4,550
California Municipal Fin. Auth., Series 2025-2, Class A1, VR,
4.327%, 11/20/40  6,971 6,910
California Municipal Fin. Auth., Series A-1, Class A-1, 4.05%,
7/20/41  3,247 3,190
California Municipal Fin. Auth., CHF-Davis I, West Village
Student Housing Project, 5.00%, 5/15/26  650 650
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,031
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,235
California Municipal Fin. Auth., Republic Services, Series A,
VRDN, 2.80%, 3/1/56 (Tender 6/15/26) (2) 5,000 4,997
California PFA, Enso Village Project, 5.00%, 11/15/36 (3) 750 757

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Pollution Control Fin. Auth., VRDN, PCR, 2.875%,
7/1/43 (Tender 8/17/26) (2)(3) 6,455 6,445
California Statewide CDA, Series C-2, 4.00%, 9/2/35  175 176
California Statewide CDA, Series C-2, 4.00%, 9/2/36  185 184
California Statewide CDA, Series C-2, 4.00%, 9/2/37  160 158
California Statewide CDA, Series C-2, 4.00%, 9/2/38  310 304
California Statewide CDA, Series C-2, 4.25%, 9/2/39  390 388
California Statewide CDA, Series C-2, 4.25%, 9/2/41  230 226
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,155 2,157
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (3) 1,005 1,006
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (3) 4,235 4,241
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3) 3,000 3,004
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (3) 6,875 6,883
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (3) 5,275 5,281
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3) 8,350 8,357
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  11,550 12,322
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (2)(4) 60 66
Los Angeles Dept. of Airports, 5.00%, 5/15/43 (2) 5,300 5,435
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (2) 6,500 7,092
Ontario, Tevelde Facilities, 4.00%, 9/1/36  525 515
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36 (2) 3,500 3,914
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37 (2) 1,350 1,502
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2023A, 5.00%, 5/1/38 (2) 2,015 2,179
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (2) 5,710 6,203
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.25%, 5/1/44 (2) 3,680 3,953
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  3,925 4,321
Univ. of California, Series CF, 5.25%, 11/15/41  6,000 6,909
193,427

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
COLORADO  2.4%
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/42  3,000 3,462
Colorado, COP, 6.00%, 12/15/38  3,470 4,043
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 2,021
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/41  6,100 6,784
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/42  4,295 4,749
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/45  2,500 2,702
Colorado Ed. & Cultural Fac. Auth., Monument Academy
Project, Series A, 4.375%, 6/1/36 (1)(3) 2,925 2,868
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/59 (Tender 11/15/29)  2,375 2,543
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  4,000 4,204
Denver City & County Airport, Series A, 4.00%, 12/1/33 (2) 4,500 4,535
Denver City & County Airport, Series A, 4.00%, 12/1/43 (2) 4,705 4,444
Denver City & County Airport, Series A, 5.00%, 12/1/29 (2) 3,245 3,406
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 2,500 2,699
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 3,000 3,127
Denver City & County Airport, Series A, 5.00%, 12/1/34 (2) 1,250 1,299
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 20,000 20,729
Denver City & County Airport, Series A, 5.00%, 11/15/36 (2) 3,825 4,134
Denver City & County Airport, Series A, 5.00%, 12/1/38 (2) 5,000 5,150
Denver City & County Airport, Series B, 5.00%, 11/15/30 (2) 2,000 2,158
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,174
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,088
Denver City & County Airport, Series B, 5.50%, 11/15/39 (2) 3,700 4,132
Denver City & County Airport, Series B, 5.50%, 11/15/41 (2) 3,225 3,576
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (5) 8,110 7,407
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,715
Univ. of Colorado Hosp. Auth., VRDN, 3.35%, 11/15/39  1,520 1,520
116,669
CONNECTICUT  2.4%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,625
Connecticut, Series F, GO, 5.00%, 11/15/37  8,700 9,811
Connecticut HEFA, Hartford Healthcare Issue, Series A, 5.00%,
7/1/43 (6) 6,300 6,870
Connecticut Housing Fin. Auth., Series A, 3.75%, 11/15/40  2,605 2,515
Connecticut Housing Fin. Auth., Series B-2, VRDN, 2.75%,
11/15/65 (Tender 5/15/29)  3,045 3,023
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/41  6,000 6,710
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/42  1,120 1,244
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/43  2,000 2,205

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/44  8,975 9,808
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,305 12,687
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,586
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,742
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  5,000 5,181
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/43  12,505 13,674
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/44  13,060 14,167
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,392
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (7)(8)(9) 384 111
116,351
DELAWARE  0.7%
Delaware State Economic Dev. Auth., Delmarva Power & Light
Company Project, Series A, 3.60%, 1/1/31  1,600 1,647
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,863
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,570
Delaware State HFA, Christiana Care Health System, 5.00%,
10/1/39  2,265 2,528
Delaware State HFA, Christiana Care Health System, 5.00%,
10/1/42  4,700 5,148
Delaware State HFA, Christiana Care Health System, 5.00%,
10/1/43  2,600 2,826
Delaware Transportation Auth., Senior, 3.00%, 7/1/40  9,655 8,821
Univ. of Delaware, Series A, 5.00%, 11/1/38  5,885 6,610
33,013
DISTRICT OF COLUMBIA  3.4%
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,184
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,726
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/38  7,015 7,847
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/42  2,400 2,638
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,827
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  3,000 3,044
District of Columbia, Income Tax Revenue, Series A, 5.50%,
7/1/47  5,195 5,574
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 6,410 6,452
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31 (2) 9,490 10,352

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (2) 3,500 3,758
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 3,470 3,445
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,434
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 4,879
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (2) 4,650 5,052
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 6,000 6,662
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 8,850 8,900
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 17,795 17,889
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (2) 1,860 1,991
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (2) 1,675 1,792
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/42 (2) 2,500 2,648
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (2) 1,775 1,922
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (2) 2,580 2,783
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (2) 6,780 7,293
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (2) 7,000 7,511
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
5.00%, 10/1/44  5,000 5,130
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 871
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/37  1,000 1,015
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,221
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 8,074
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,159
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/48  10,350 10,736

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Sustainable
Bonds, Series A, 4.00%, 7/15/46  5,000 4,773
Washington Metropolitan Area Transit Auth., Sustainable
Bonds, Series A, 4.125%, 7/15/47  5,000 4,782
164,364
FLORIDA  3.9%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,057
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/33  1,915 2,018
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,705 2,844
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,396
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  5,000 5,264
Broward County Airport, 4.00%, 10/1/44 (2)(10) 3,075 2,920
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,323
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,531
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,257
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,531
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,552
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 523
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/35 (6) 5,000 5,584
Central Florida Expressway Auth., Senior Lien, Series B,
3.00%, 7/1/36 (6) 540 518
Central Florida Expressway Auth., Senior Lien, Series B,
4.00%, 7/1/39  3,960 3,868
Greater Orlando Aviation Auth., 5.00%, 10/1/35 (2) 1,975 2,198
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (2) 5,285 5,626
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,068
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 6,642
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (2) 13,545 13,571
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/44  3,205 3,483
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/45  6,180 6,658
Lee County Housing Fin. Auth., VRDN, 2.65%, 12/1/47 (Tender
9/1/29)  2,355 2,316
Lee County IDA, Health System, Series 2019A-1, 4.00%, 4/1/37  1,300 1,288
Lee County IDA, Health System, Series 2019A-1, 5.00%, 4/1/34  1,240 1,294
Lee County IDA, Health System, Series B, VRDN, 3.35%,
4/1/65 (3) 5,900 5,900

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Aviation, Series A, 5.00%, 10/1/33 (2) 20,000 22,139
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  3,000 3,004
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,252
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,906
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,574
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,008
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,537
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,862
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,779
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38 (2) 2,000 2,122
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39 (2) 2,300 2,428
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40 (2) 3,000 3,154
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41 (2) 1,070 1,121
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42 (2) 2,385 2,492
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 922
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,333
Osceola County Housing Fin. Auth., Crestwood Apartments,
Series B, VRDN, 2.65%, 9/1/43 (Tender 9/1/28)  1,850 1,828
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,138
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,398
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  1,000 906
Polk County IDA, Victory Ridge Academy Project, 4.825%,
6/15/35 (3) 1,505 1,506
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/29  1,375 1,413
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,538
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,204
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/47  3,000 3,029
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,072
191,898

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
GEORGIA  5.2%
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 5,903
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,256
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  7,000 7,326
Atlanta Airport, Passenger Fac. Charge, Series D, 4.00%,
7/1/38 (2) 2,000 1,980
Atlanta Dept. of Aviation, Sustainable Bonds, Series B-1,
5.00%, 7/1/39 (2) 3,500 3,802
Atlanta Dept. of Aviation, Sustainable Bonds, Series B-1,
5.25%, 7/1/45 (2) 5,000 5,334
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (7)(8) 2,805 1,262
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (7)(8) 9,705 4,367
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (7)(8) 3,065 1,379
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,289
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
5.25%, 7/1/40 (3) 1,000 1,034
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,521
Atlanta Water & Wastewater, Sustainable Bond, 5.00%,
11/1/37 (10) 5,925 6,680
Atlanta, Sustainable Bond, Series A-1, GO, 5.00%, 12/1/35  2,250 2,530
Atlanta, Sustainable Bond, Series A-1, GO, 5.00%, 12/1/41  4,920 5,395
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 4,067
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 509
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,283
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/48  2,655 2,747
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 407
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,000 1,016
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,032
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,553
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,810

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,402
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,067
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,530
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,408
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,724
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,448
Georgia Housing & Fin. Auth., Series A, 3.65%, 12/1/37  1,025 1,010
Georgia State Road & Tollway Auth., 5.00%, 7/15/40  2,235 2,522
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  4,500 4,960
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,016
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,223
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,015
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,352
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,172
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,161
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 32,281
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,490
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,603
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,284
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,354
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  14,915 15,786
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  15,000 15,213
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,938
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,033
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,095
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 686

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,773
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,614
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,904
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,067
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,516
Municipal Electric Auth. of Georgia, Project One, Series A,
5.00%, 1/1/35  4,275 4,670
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  7,000 7,526
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/43  6,500 7,291
Savannah Hosp. Auth., St. Joseph's/Candler Health System,
Series A, 3.125%, 7/1/44  195 164
Savannah Hosp. Auth., St. Joseph's/Candler Health System,
Series A, 4.00%, 7/1/36  2,335 2,325
256,105
HAWAII  0.4%
Hawaii, Series FW, GO, 5.00%, 1/1/38  2,685 2,807
Hawaii Airports System, Series A, 5.00%, 7/1/36 (2) 7,620 8,224
Hawaii Airports System, Series B, 5.00%, 7/1/43  2,425 2,670
Hawaii Airports System, Series B, 5.00%, 7/1/44  3,120 3,407
Hawaii Airports System, Series D, 5.00%, 7/1/45  2,000 2,165
19,273
IDAHO  0.3%
Idaho HFA, St. Luke's Health System Project, Series D, VRDN,
3.35%, 3/1/60  7,000 7,000
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,207
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,035
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,730
13,972
ILLINOIS  3.3%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (2) 2,220 2,362
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (2) 25,000 26,801
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/37 (2) 5,000 5,149
Chicago O'Hare Int'l. Airport, Series E, 5.50%, 1/1/48 (2) 5,000 5,303
Illinois, GO, 4.00%, 6/1/32  530 530
Illinois, GO, 4.00%, 6/1/35  2,215 2,215
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,053

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 7,938
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,503
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,484
Illinois, Series A, GO, 5.00%, 5/1/29  5,230 5,440
Illinois, Series B, GO, 5.00%, 5/1/28  2,500 2,603
Illinois, Series B, GO, 5.00%, 10/1/30  7,000 7,320
Illinois, Series C, GO, 5.00%, 11/1/29  20,000 20,612
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,219
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,528
Illinois, Series D, GO, 5.00%, 11/1/28  3,240 3,340
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,574
Illinois, Series E, GO, 5.00%, 9/1/45 (10) 6,230 6,515
Illinois Fin. Auth., 5.00%, 7/1/36  4,325 4,650
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  2,125 2,115
Illinois Fin. Auth., Series A, 5.00%, 7/1/39  1,490 1,672
Illinois Fin. Auth., Series A, 5.00%, 7/1/40  2,030 2,264
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/29  1,700 1,728
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-2,
VRDN, 3.30%, 8/1/43  300 300
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/40  6,045 6,058
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  7,275 7,840
Illinois State Toll Highway Auth., Series B, 5.00%, 1/1/40  2,000 2,004
Illinois State Toll Highway Auth., Series B, 5.00%, 1/1/41  120 120
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,152
159,392
INDIANA  1.4%
Indiana Fin. Auth., Series A, 5.00%, 2/1/40  2,560 2,899
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/37  18,695 20,993
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/38  14,245 15,898
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/42  3,470 3,779
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/43  3,000 3,241
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  4,650 5,064
Indiana Fin. Auth., Indiana Univ. Health, Series D-2, VRDN,
5.00%, 10/1/63 (Tender 10/1/31)  12,060 13,242
Indiana Fin. Auth., Republic Services, VRDN, 2.90%, 5/1/28
(Tender 6/1/26) (2) 410 410
Indiana Fin. Auth., Republic Services, Series A, VRDN, 2.90%,
5/1/28 (Tender 6/1/26) (2) 3,715 3,714
69,240

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
KANSAS  0.2%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (4) 180 189
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,750 3,016
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,045
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,328
Univ. of Kansas Hosp. Auth., Series A, 5.25%, 3/1/45  1,500 1,630
Univ. of Kansas Hosp. Auth., Series A, 5.25%, 3/1/46  1,150 1,238
9,446
KENTUCKY  1.6%
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 843
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 392
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 976
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 132
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,069
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,145
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,317
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,010
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,280
Kentucky Economic DFA, Republic Services, Series A, VRDN,
2.90%, 4/1/31 (Tender 6/1/26) (2) 1,645 1,645
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,480
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  14,450 15,317
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,350 11,463
Louisville & Jefferson County Metropolitan Gov't., Norton
Healthcare, VRDN, 3.45%, 10/1/53  11,300 11,300
76,369
LOUISIANA  0.7%
Louisiana Gasoline & Fuels Tax, Second Lien, Series A-1,
VRDN, 3.35%, 5/1/43  11,260 11,260
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,011
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,777

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,888
St. John the Baptist Parish, Marathon Oil Project, Series B-2,
VRDN, 2.375%, 6/1/37 (Tender 7/1/26)  9,000 8,991
32,927
MARYLAND  2.5%
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,862
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,754
Housing Opportunities Commission Of Montgomery County,
Tender Option Bond Trust Receipts, Series 2026-XX1457,
VRTR, 3.12%, 7/1/66 (3) 5,200 5,200
Howard County, Public Improvement, Series A, GO, 5.00%,
8/15/39  2,025 2,295
Maryland CDA, Sustainable Bond, Park Place at Addison Road
Metro, Series C-2, 3.70%, 1/1/29  2,750 2,779
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/35 (2)(6) 2,000 2,208
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/36 (2)(6) 2,625 2,878
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/33 (6) 65 71
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/34 (6) 150 166
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/35 (6) 220 244
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/36 (6) 345 383
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/37 (6) 325 360
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/38 (6) 350 386
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/39 (6) 350 383
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/40 (6) 345 377
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/41 (6) 325 353
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,449
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,138
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,157
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,038

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,030
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,213
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 1,978
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/35  515 563
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/36  750 815
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/37  680 734
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/39  1,320 1,406
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/41  1,050 1,105
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,253
Maryland Stadium Auth., Tender Option Bond Trust Receipts,
Series 2024-XF1758, VRTR, 3.14%, 6/1/32 (3) 1,700 1,700
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (2) 3,570 3,742
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,524
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  17,800 19,638
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,486
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,090
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,365
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 1,017
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,823
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,592
Washington Suburban Sanitary Commission, 5.00%, 6/1/38  3,000 3,424
Washington Suburban Sanitary Commission, 5.00%, 6/1/43  12,080 13,471
Washington Suburban Sanitary Commission, 5.00%, 6/1/44  13,065 14,437
121,887
MASSACHUSETTS  2.1%
Massachusetts, Series C, GO, 2.00%, 9/1/38  3,000 2,377
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,500 11,499
Massachusetts, Series C, GO, 5.00%, 6/1/44  5,000 5,457
Massachusetts Bay Transportation Auth., Series A, 5.00%,
7/1/42  7,500 8,301

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 7,975
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,609
Massachusetts Clean Water Trust, Series 27, 5.00%, 2/1/43  4,945 5,546
Massachusetts Clean Water Trust, Series 27, 5.00%, 2/1/44  2,360 2,623
Massachusetts Clean Water Trust, Sustainable Dev. Bonds,
5.00%, 2/1/43  4,000 4,306
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
Series N, 5.00%, 7/1/35 (6) 1,020 1,168
Massachusetts Dev. Fin. Agency, Harvard Univ. Issue, Series A,
4.00%, 2/15/36  2,300 2,494
Massachusetts Dev. Fin. Agency, Harvard Univ. Issue,
Series A-2, VRDN, 5.00%, 5/15/55 (Tender 11/15/35)  5,215 6,029
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series E-1, VRDN, 3.20%, 7/1/52  100 100
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series G, VRDN, 3.25%, 7/1/62  100 100
Massachusetts Housing Fin. Agency, Series 218, 2.10%,
12/1/35  400 343
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,431
Massachusetts Port Auth., Series B, 5.00%, 7/1/43 (2) 5,000 5,002
Massachusetts, Consolidated Loan, Series A, GO, 5.00%,
1/1/41  9,500 10,449
Massachusetts, Consolidated Loan, Series A, GO, 5.00%,
1/1/42  10,000 10,935
Massachusetts, Consolidated Loan, Series C, GO, 5.25%,
10/1/47  2,000 2,121
Massachusetts, Consolidated Loan, Series I, GO, 5.00%,
12/1/49  2,585 2,711
102,576
MICHIGAN  3.1%
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  5,395 6,014
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/38  1,725 1,912
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,419
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  14,585 14,629
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/41  1,095 1,196
Great Lakes Water Auth. Water Supply, Series 2024A, 5.00%,
7/1/37  3,240 3,614

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,121
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,755 1,958
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,217
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,858
Michigan Fin. Auth., Beaumont Health Credit, 5.00%, 11/1/44  6,800 6,801
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,305 4,352
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  16,605 16,774
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  4,180 4,220
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  735 742
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,584
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,514
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,004
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 853
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,258
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,052
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,565 4,692
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  6,195 6,362
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,000 5,121
Michigan State HDA, Series A, 3.50%, 12/1/33  4,000 3,979
Michigan State HDA, Series A, 3.70%, 6/1/34  2,170 2,181
Michigan State HDA, Series A, 3.95%, 12/1/35  1,510 1,519
Michigan State HDA, Series A, 4.30%, 10/1/40  1,955 1,955
Michigan State HDA, Hom Flats at 28 West Project, VRDN,
2.70%, 10/1/43 (Tender 10/1/28)  2,875 2,845
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,084
Michigan State Housing Dev. Auth., Series A-1, 3.55%, 10/1/31  5,315 5,308
Wayne County, Series C, 5.00%, 12/1/37 (2)(3)(6) 14,615 14,882
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 822
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 616
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 3,160 3,241
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 820
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,484
149,003
MINNESOTA  0.8%
Hennepin County, Series 2023A, GO, 5.00%, 12/1/42  2,245 2,468

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,182
Hennepin County, Series A, GO, 5.00%, 12/1/38  5,000 5,709
Hennepin County, Series A, GO, 5.00%, 12/1/42  5,580 6,193
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,518
Minnesota Housing Fin. Agency, Series A, 3.00%, 7/1/52  1,790 1,760
Minnesota, Bidding Group 2, Series A, GO, 5.00%, 8/1/41  5,485 6,101
Rochester, Mayo Clinic, Series A, 5.00%, 11/15/38  4,930 5,570
38,501
MISSISSIPPI  0.0%
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  1,325 1,355
1,355
MISSOURI  0.4%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,000 5,900
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (2) 4,950 5,122
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (2) 2,550 2,657
Missouri HEFA, BJC Health System, Series B-1, VRDN, 0.01%,
5/1/51 (1) 1,000 1,000
Missouri HEFA, BJC Health System, Series B-2, Class B,
VRDN, 3.30%, 5/1/51  1,000 1,000
Missouri HEFA, BJC Health System, Series B-3, Class B,
VRDN, 3.25%, 5/1/51  1,000 1,000
Missouri HEFA, SSM Health Care, Series G, VRDN, 3.45%,
6/1/44  2,500 2,500
19,179
NEBRASKA  0.0%
Central Plains Energy Project, Series A-1, VRDN, 5.00%,
8/1/55 (Tender 8/1/31)  1,170 1,252
1,252
NEVADA  0.0%
Nevada Housing Division, VRDN, 2.95%, 5/1/44  1,000 1,000
1,000
NEW HAMPSHIRE  1.0%
New Hampshire Business Fin. Auth., Series 1, 4.125%, 4/20/43
(Tender 3/1/36)  7,120 6,982
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  15,109 15,327
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  13,738 13,050
New Hampshire Business Fin. Auth., Series 2026-1, Class A1,
4.25%, 7/20/41  9,475 9,257

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Sustainable Bonds,
Series 2025-1, Class A-1, VR, 4.167%, 1/20/41  6,906 6,757
51,373
NEW JERSEY  1.4%
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (2) 2,000 1,897
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (2) 2,000 2,003
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 2,074
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (2)(3) 6,245 6,550
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  10,000 11,271
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 12,096
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,211
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/36  2,000 1,980
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/33  3,005 3,014
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/43  5,915 5,923
New Jersey HCFFA, St. Joseph's Health System, 3.00%, 7/1/32  2,325 2,195
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,753
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/36  10,000 11,280
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,172
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  85 85
70,504
NEW MEXICO  0.1%
New Mexico Mortgage Fin. Auth., Single Family Mortgage
Program, Series A, 4.25%, 9/1/43  700 696
New Mexico Mortgage Fin. Auth., Single Family Mortgage
Program, Series C, 3.85%, 9/1/42  2,840 2,728
3,424
NEW YORK  12.1%
Battery Park City Auth., Sustainable Bonds, 5.00%, 11/1/45  1,600 1,748
Battery Park City Auth., Sustainable Bonds, 5.00%, 11/1/46  1,350 1,454
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series B, 5.00%, 6/1/36 (3) 12,300 12,722
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 4,145
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/43  4,440 4,798
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 23,779

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 3.25%, 3/15/36  2,750 2,663
Dormitory Auth. of the State of New York, Personal Income Tax,
Bid Group 2, Series A, 5.00%, 3/15/43  25,000 27,214
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/42  4,360 4,820
Dormitory Auth. of the State of New York, Sales Tax, Series B,
5.00%, 3/15/44  5,575 6,069
Dormitory Auth. of the State of New York, Sales Tax, Series E,
5.00%, 3/15/37  5,340 5,574
Empire State Dev., Personal Income Tax, Series A, 5.00%,
3/15/40  7,415 7,687
Empire State Dev., Personal Income Tax, Series C-2, 5.00%,
3/15/33  18,775 19,298
Empire State Dev., Sales Tax, Series A, 5.00%, 3/15/44  4,000 4,340
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,079
Nassau County IDA, EC, 5.00%, 5/19/25 (11) 1,224 —
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,658
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,024
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,826
New York City, Series C, GO, 5.00%, 8/1/38  4,020 4,254
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,448
New York City, Series I-4, GO, 5.00%, 4/1/36  5,000 5,601
New York City Housing Dev., Series A-1, 3.80%, 11/15/39  1,580 1,539
New York City Housing Dev., Series A-1, 3.95%, 11/15/44  1,260 1,179
New York City Housing Dev., Series C, 4.20%, 11/1/44  1,600 1,576
New York City Housing Dev., Sustainable Bonds, Series B,
VRDN, 3.10%, 11/1/45 (Tender 2/1/31)  3,325 3,306
New York City Housing Dev., Sustainable Bonds, Series C-1,
3.85%, 11/1/43  505 484
New York City Housing Dev., Sustainable Dev. Bonds, Series A,
2.70%, 8/1/37  1,650 1,435
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.25%, 11/1/65 (Tender 2/1/30)  6,000 6,023
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  6,500 6,503
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,725 2,755
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.45%, 11/1/37  255 249
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.55%, 11/1/42  440 404
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,000 967

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Housing Dev., Sustainable Neighborhood Bonds,
4.15%, 11/1/46  1,200 1,153
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series 1B, 3.85%, 11/1/43  2,810 2,695
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series C-1-A, 3.15%, 11/1/36  535 504
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series D, 3.65%, 11/1/41  570 534
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series G, 3.45%, 11/1/37  3,180 3,030
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 6,282
New York City Housing Dev., Tender Option Bond Trust
Receipts, Series 2026-XX1455, VRTR, 3.12%, 5/1/56 (3) 1,300 1,300
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,436
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,604
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,025
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  10,000 10,262
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,535
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,377
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,050
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  4,000 3,810
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 6,043
New York City Transitional Fin. Auth., Future Tax, Series D,
5.00%, 5/1/42  7,120 7,756
New York City Transitional Fin. Auth., Future Tax, Series D,
5.25%, 5/1/43  7,750 8,569
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/37  4,805 5,356
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,412
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,130 5,633
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.25%, 11/1/48  10,165 10,637
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  6,365 6,892
New York City Transitional Fin. Auth., Future Tax, Series E,
5.00%, 11/1/42  10,000 10,888

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  2,000 2,043
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 11/1/38  2,550 2,854
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/47  11,445 12,052
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.00%, 11/1/44  10,170 11,013
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.25%, 11/1/45  3,150 3,431
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  1,000 1,083
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.00%, 2/1/44  2,315 2,465
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series E, 5.00%, 5/1/31  1,485 1,642
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series E, 5.00%, 5/1/32  2,220 2,483
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series F-1, 5.50%, 2/1/48  10,000 10,931
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,387
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,272
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,577
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 10,127
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series D, 5.00%, 5/1/37  9,500 10,675
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series G-1, 5.00%, 5/1/42  13,000 14,102
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 239, 2.20%, 10/1/36  400 335
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.00%, 10/1/40  5,000 4,363
New York State Housing Fin. Agency, Series C, 3.05%, 11/1/36  815 750
New York State Housing Fin. Agency, Series G, 3.85%, 11/1/43  2,250 2,158
New York State Housing Fin. Agency, 160 West 62nd Street
Housing, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)  9,120 9,189
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  6,850 6,887
New York State Housing Fin. Agency, Affordable Housing,
Series D, 3.20%, 11/1/46  425 343
New York State Housing Fin. Agency, Affordable Housing,
Series G, 3.75%, 11/1/40  500 483

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Affordable Housing
Sustainable Bonds, Series K, 3.30%, 11/1/37  1,875 1,783
New York State Housing Fin. Agency, Sustainable Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  9,000 9,067
New York State Housing Fin. Agency, Sustainable Bonds,
Series B-2, VRDN, 3.00%, 11/1/55 (Tender 5/1/30)  10,000 10,009
New York State Housing Fin. Agency, Sustainable Bonds,
Series D-2, VRDN, 3.375%, 5/1/65 (Tender 11/1/31)  7,300 7,326
New York State Housing Fin. Agency, Tender Option Bond Trust
Receipts, Series 2026-CF7082, VRTR, 3.12%, 5/1/55 (3) 3,100 3,100
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 2,190 2,191
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (2) 3,500 3,547
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 11,230 11,514
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/38 (2) 3,125 3,341
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/39 (2)(6) 1,325 1,426
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/40 (2) 1,250 1,408
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/41 (2) 2,000 2,243
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/42 (2) 1,675 1,868
New York Transportation Dev., Laguardia Airport Terminal B
Redevelopment Project, Series A, 4.00%, 7/1/33 (2) 2,840 2,831
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (2) 1,415 1,493
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/36 (2) 2,925 2,948
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (2) 9,880 10,171
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (2) 8,155 8,434
Port Auth. of New York & New Jersey, Series 218, 5.00%,
11/1/44 (2) 6,000 6,185
Port Auth. of New York & New Jersey, Series 231ST, 5.00%,
8/1/37 (2) 1,250 1,341
Port Auth. of New York & New Jersey, Series 231ST, 5.00%,
8/1/38 (2) 1,800 1,928
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/41  1,450 1,616
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 218, 5.00%, 11/1/36 (2) 3,030 3,183
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 12,163

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,248
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  7,000 7,858
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,510
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/46  2,300 2,484
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/47  1,870 2,002
591,267
NORTH CAROLINA  2.6%
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/39  3,075 3,498
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/40  1,865 2,087
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,465 18,094
Charlotte-Mecklenburg Hosp. Auth., Carolinas HealthCare
System, 5.00%, 1/15/38  3,000 3,004
Charlotte-Mecklenburg Hosp. Auth., Carolinas HealthCare
System, Series B, VRDN, 3.40%, 1/15/38  3,200 3,200
Forsyth County, GO, 5.00%, 6/1/38  1,645 1,880
Forsyth County, GO, 5.00%, 6/1/39  1,620 1,841
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 4,321
Guilford County, GO, 5.00%, 3/1/38  12,000 13,664
Mecklenburg County, Series B, GO, 5.00%, 2/1/38  5,000 5,702
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ.,
5.00%, 1/1/33  5,205 5,224
North Carolina Housing Fin. Agency, 3.25%, 1/1/34  1,000 962
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  5,000 5,394
North Carolina Housing Fin. Agency, Series B, VRDN, 3.42%,
1/1/57  9,200 9,200
North Carolina Housing Fin. Agency, Harmony Housing Dev.
Landura, VRDN, 3.15%, 2/1/30 (Tender 2/1/29)  7,000 7,006
North Carolina Medical Care Commission, CaroMont Health,
Series A, 3.00%, 2/1/33  1,300 1,264
North Carolina Medical Care Commission, CaroMont Health,
Series A, 3.00%, 2/1/34  1,475 1,423
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31  10,075 10,143
North Carolina Municipal Power Agency No. 1, Unrefunded
Balance, Series C, 5.00%, 1/1/30  8,540 8,598
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,178
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,694

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  2,815 3,108
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,535
Raleigh Combined Enterprise System Revenue, 5.00%, 12/1/39  750 855
Raleigh Combined Enterprise System Revenue, 5.00%, 12/1/40  675 766
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (2) 1,500 1,598
Raleigh Housing Auth., Maple Ridge Apartments, VRDN,
3.15%, 1/1/44 (Tender 2/1/29)  3,315 3,324
Union County, GO, 5.00%, 9/1/37  3,145 3,531
125,094
OHIO  0.8%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  10,000 7,931
Columbus, Series A, GO, 5.00%, 10/1/39  5,000 5,648
Franklin County, Nationwide Children's Hospital, Series B-2,
VRDN, 3.35%, 11/1/65  8,000 8,000
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,501
Ohio, Series A, GO, 5.00%, 3/1/43  3,000 3,319
Ohio, Series A, GO, 5.00%, 3/1/44  7,000 7,676
Ohio, Series A, GO, 5.00%, 3/1/45  2,210 2,401
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,828
Ohio Housing Fin. Agency, Series K, 3.20%, 9/1/36  1,245 1,184
Ohio Housing Fin. Agency, Series K, 3.35%, 9/1/39  500 461
40,949
OKLAHOMA  0.4%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/41  5,720 6,337
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/42  5,455 5,992
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43  5,140 5,605
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/44  1,620 1,750
19,684
OREGON  0.7%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27  305 307
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28  320 323
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29  335 338
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30  355 358
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31  370 373

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32  390 393
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33  410 413
Multnomah County School Dist. No. 1J Portland, GO, 5.00%,
6/15/48  10,000 10,585
Oregon, Series L, GO, 5.00%, 8/1/33  2,475 2,539
Oregon Housing & Community Services Dept., Single-Family
Mortgage Program, Series A, 3.00%, 7/1/52  3,815 3,761
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/39  1,060 1,169
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/43  6,175 6,675
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,706
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,148
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (2) 2,000 1,990
32,078
PENNSYLVANIA  1.7%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (2)(6) 850 862
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (2)(6) 1,000 1,031
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (2)(6) 2,380 2,543
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 550
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 621
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 692
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (3) 955 988
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (3) 2,895 2,969
Bucks County IDA, Grand View Hospital Project, 5.00%, 7/1/26  450 451
Bucks County IDA, Grand View Hospital Project, 5.00%, 7/1/27  475 484
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (3) 4,005 3,973
Pennsylvania, GO, 3.00%, 9/15/35  3,750 3,613
Pennsylvania, GO, 3.00%, 9/15/36  1,700 1,633
Pennsylvania Economic DFA, Series D, VRDN, 3.35%, 5/15/53  5,000 5,000
Pennsylvania Housing Fin. Agency, Series 125B, 3.65%,
10/1/42  5,330 5,034
Pennsylvania State Univ., Series A, 5.00%, 9/1/37  3,145 3,578
Pennsylvania State Univ., Series A, 5.00%, 9/1/38  4,275 4,827

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania State Univ., Series A, 5.00%, 9/1/39  1,000 1,123
Pennsylvania, Bid Group C, GO, 4.00%, 9/1/42  5,000 5,031
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (2)(6) 1,000 972
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (6) 2,000 2,165
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (6) 1,605 1,729
Philadelphia Hosp. & Higher EFA,Temple Univ. Health System,
5.00%, 7/1/29  400 405
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-1, VRDN, 3.35%, 7/1/54  7,100 7,100
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-2, VRDN, 3.35%, 7/1/54  4,300 4,300
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (6) 9,160 9,266
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (6) 10,000 10,112
81,052
PUERTO RICO  5.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 22,672 15,417
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 6,450 6,669
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (3) 7,470 7,784
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (3) 4,370 4,471
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (3) 13,455 14,068
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  12,659 9,171
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  15,823 15,800
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  3,175 3,146
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 9,270
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,580
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,465
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 20,897
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 53,260
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(8) 130 92

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(8) 170 120
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(8) 500 353
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(8) 630 444
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(8) 2,380 1,678
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(8) 830 585
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(8) 985 695
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(8) 130 92
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(8) 70 49
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(8) 6,525 4,600
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(8) 535 377
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(8) 215 152
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(8) 610 430
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(8) 480 338
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(8) 150 106
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(8) 265 187
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(8) 190 134
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(8) 1,890 1,333
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(8) 530 374
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(8) 225 159
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  4,420 4,420
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  3,171 3,174
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 35,205
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  33,860 33,476

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-2-
Converted, 4.329%, 7/1/40  14,003 13,844
271,415
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(8) 980 382
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,633
2,015
SOUTH CAROLINA  1.2%
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,103
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health, Series A, 5.25%, 11/1/42  1,930 2,114
South Carolina Jobs-Economic Dev. Auth., International Paper
Company Project, Series A, 3.95%, 4/1/33 (2) 1,000 996
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/32  7,185 7,451
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/34  8,370 8,656
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,135 1,172
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  5,500 5,671
South Carolina Public Service Auth., Series A, 5.00%, 12/1/43  1,250 1,349
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45  1,800 1,909
South Carolina Public Service Auth., Series B, 5.00%, 12/1/44  3,250 3,477
South Carolina Public Service Auth., Santee Cooper, Series A,
5.00%, 12/1/37  3,000 3,351
South Carolina Public Service Auth., Santee Cooper, Series B,
5.00%, 12/1/39  2,130 2,338
South Carolina Public Service Auth., Santee Cooper, Series B,
5.00%, 12/1/42 (6) 305 332
South Carolina Public Service Auth., Santee Cooper, Series C,
5.25%, 12/1/38 (6) 2,315 2,560
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/36 (6) 4,345 4,850
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/38 (6) 6,725 7,438
South Carolina Public Service Auth., Santee Cooper, Series E,
5.50%, 12/1/39  730 813
South Carolina Public Service Auth., Santee Cooper, Series E,
5.50%, 12/1/41  1,390 1,539
59,119

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
SOUTH DAKOTA  0.2%
Lincoln County, Augustana Univ. Assn., 5.00%, 8/1/33  500 526
Lincoln County, Augustana Univ. Assn., 5.00%, 8/1/34  1,085 1,139
Lincoln County, Augustana Univ. Assn., 5.00%, 8/1/35  1,150 1,202
Lincoln County, Augustana Univ. Assn., 5.25%, 8/1/36  1,225 1,302
Lincoln County, Augustana Univ. Assn., 5.25%, 8/1/37  2,400 2,538
Lincoln County, Augustana Univ. Assn., 5.25%, 8/1/38  2,625 2,752
9,459
TENNESSEE  1.8%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,000
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,051
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,000
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,000
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/29  1,570 1,633
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  2,925 3,013
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,596
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,249
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,562
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35 (10) 600 662
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36 (10) 450 494
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37 (10) 800 873
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38 (10) 850 923
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39 (10) 800 864
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40 (10) 825 888
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/38  4,950 5,539
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/40  3,435 3,805
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/41  3,225 3,556

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/42  2,000 2,191
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,780 7,339
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 11,157
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (2) 2,870 2,984
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/36 (2) 2,000 2,227
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/37 (2) 2,000 2,212
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/38 (2) 1,525 1,676
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/42 (2) 4,750 5,113
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 8,003
88,610
TEXAS  10.3%
Arlington Higher Ed. Fin., Kipp Texas, 2.00%, 8/15/41  2,325 1,639
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (6) 2,500 2,582
Austin Airport System Revenue, 5.00%, 11/15/42 (2) 2,500 2,698
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,565
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,140
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 2,791
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,467
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,808
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,458
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,003
Bexar Management And Dev., Miller's Pond Apartments, VRDN,
2.65%, 3/1/29 (Tender 3/1/28)  1,000 991
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/43  2,310 2,562
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,662
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,268
Central Texas Turnpike System, Series A, 3.00%, 8/15/40  3,550 3,044
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  16,325 18,176
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/42  4,020 4,334
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,083

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/31  2,250 2,464
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/36  1,500 1,665
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/38  1,110 1,200
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/35  3,275 3,635
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/36  8,000 8,824
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/37  10,980 12,038
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/39  2,295 2,490
Conroe Independent School Dist., GO, 5.00%, 2/15/43  5,000 5,460
Cypress-Fairbanks Independent School Dist., Series A, GO,
5.00%, 2/15/38  2,805 3,121
Dallas Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/31 (2) 3,520 3,836
Dallas Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/36 (2) 4,505 4,947
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/29) (2) 2,500 2,631
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/42  4,300 4,703
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/44  5,000 5,398
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/35 (2) 4,750 5,251
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/37 (2) 8,300 9,243
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/38 (2) 6,100 6,756
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/39 (2) 3,450 3,801
Dallas/Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/32) (2) 8,350 9,021
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,108
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  655 721
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 930
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,859
Denton, GO, 4.00%, 2/15/42  4,000 3,951
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,835
Denton Independent School Dist., GO, 5.00%, 8/15/36  1,610 1,796
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,677
Denton Independent School Dist., Series A, GO, 5.00%,
8/15/38  2,420 2,721
Fort Bend Independent School Dist., Series A, GO, 5.00%,
8/15/41  3,280 3,550
Georgetown Independent School Dist., GO, 5.00%, 2/15/38  2,390 2,659
Georgetown Independent School Dist., GO, 5.50%, 2/15/36  5,000 5,876
Georgetown Independent School Dist., GO, 5.50%, 2/15/38  6,495 7,532
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 8,815
Harris County, GO, 5.00%, 9/15/42  1,000 1,094

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County, Series A, GO, 5.00%, 9/15/42  3,410 3,731
Harris County Cultural Ed. Fac. Fin., Houston Methodist,
Series A, 5.00%, 12/1/29  10,000 10,751
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/31  5,000 5,507
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/39  3,945 4,303
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,080 7,619
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,315
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,663
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,241
Houston Airport, Series A, 5.00%, 7/1/41 (2) 2,500 2,547
Houston Airport, Series C, 5.00%, 7/1/32 (2) 2,645 2,738
Houston Airport System Revenue, United Airlines Terminal
Improvement Projects, Series B, 5.25%, 7/15/27 (2) 5,000 5,093
Houston Airport System Revenue, United Airlines Terminal
Improvement Projects, Series B, 5.25%, 7/15/28 (2) 5,000 5,154
Houston Airport System Revenue, United Airlines Terminal
Improvement Projects, Series B, 5.25%, 7/15/29 (2) 1,500 1,560
Houston Airport, Subordinate Lien, Series A, 5.25%, 7/1/40 (2)
(6) 5,000 5,423
Houston Airport, United Airlines, Series B, 5.50%, 7/15/35 (2) 9,150 9,889
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (2) 4,000 3,705
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 8,370 8,379
Houston Higher Ed. Fin., Kipp, Series A, 4.00%, 2/15/39  2,915 2,894
Houston Hotel Occupancy Tax & Special Revenue, Series A,
5.00%, 9/1/41  1,700 1,876
Houston Hotel Occupancy Tax & Special Revenue, Series A,
5.00%, 9/1/42  1,250 1,370
Houston Hotel Occupancy Tax & Special Revenue, Series A,
5.00%, 9/1/43  1,715 1,868
Houston Hotel Occupancy Tax & Special Revenue, Series A,
5.00%, 9/1/44  1,275 1,380
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,459
Mansfield Independent School Dist., GO, 5.00%, 2/15/38  7,570 8,481
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (2)(3) 9,255 9,277
Mission Economic Dev., Sustainable Bonds, Graphic Packaging
Int'l., VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (2) 4,670 4,862
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,047
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,148

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 781
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 836
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/37  590 664
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 15,657
North Texas Tollway Auth., 1st Tier, Series A, 5.25%, 1/1/38  1,200 1,314
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 3,963
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,624
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/44  4,815 5,247
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (2)(3) 550 535
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (2)(3) 525 491
Prosper Independent School Dist., GO, 3.00%, 2/15/40  3,935 3,569
Prosper Independent School Dist., GO, 5.00%, 2/15/36  5,000 5,655
San Angelo Independent School Dist., GO, 5.00%, 2/15/41  2,000 2,188
San Antonio Electric & Gas Systems Revenue, VRDN, 1.125%,
12/1/45 (Tender 12/1/26)  2,255 2,216
Spring Independent School Dist., GO, 5.00%, 8/15/39  5,315 5,929
Spring Independent School Dist., GO, 5.25%, 8/15/42  2,220 2,472
Tarrant County Cultural Ed. Fac. Fin., Series A, 5.00%, 11/15/38  3,465 3,855
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,636
Texas, GO, 5.00%, 10/1/39  5,000 5,636
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  5,700 5,815
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 19,138
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  13,325 14,207
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/32  1,000 1,063
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  5,000 5,240
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,962
Texas Transportation Commission, GO, 5.00%, 4/1/41  4,500 4,929
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  4,500 4,632
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 20,065
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 18,999
Univ. of Houston, Series B, VRDN, 3.35%, 2/15/57  1,000 1,000
502,477

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
UTAH  2.2%
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (3) 1,725 1,777
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  1,000 973
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,004
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 3,635
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2) 1,825 1,893
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (2) 6,110 6,587
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 11,843
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (2) 5,000 5,506
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (2)(10) 10,435 10,197
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 3,370 3,443
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,614
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,229
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 4,700 5,049
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 3,611
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 9,125 9,397
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (2) 5,665 5,814
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) 1,500 1,524
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (2) 20,100 20,547
Utah Housing, VRDN, 2.65%, 3/1/45 (Tender 3/1/29)  2,500 2,466
Vineyard Redev. Agency, 4.00%, 5/1/34 (6) 300 310
Vineyard Redev. Agency, 4.00%, 5/1/36 (6) 250 257
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 225 227
106,903
VIRGINIA  6.5%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,830
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,769
Arlington County, GO, 5.00%, 6/15/38  4,585 5,035
Arlington County, GO, 5.00%, 6/15/39  2,040 2,230
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  3,080 3,294
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,735
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,063
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 22,621
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/42  1,905 2,086
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/43  1,490 1,621
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 9,335
Fairfax County, Series A, GO, 4.00%, 10/1/38  5,000 5,153
Fairfax County, Series A, GO, 4.00%, 10/1/41  4,000 4,062
Fairfax County, Series A, GO, 5.00%, 10/1/37  5,000 5,565

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,890 5,731
Fairfax County IDA, Inova Health, 4.00%, 5/15/42  4,400 4,299
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,164
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,850 3,132
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  2,500 2,735
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  7,500 8,093
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 3,960
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,918
Falls Church, Series B, GO, 3.00%, 7/15/45  2,025 1,696
Farmville IDA, Convocation Center Project, Series AG, 5.375%,
7/1/53 (Tender 7/1/43) (6) 3,000 3,160
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  7,325 7,384
Henrico County, Public Improvement, GO, 3.25%, 8/1/34  2,840 2,839
Loudoun County, Series A, GO, 5.00%, 12/1/41  3,030 3,312
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,580
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  5,835 6,284
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,303
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,002
Virginia Beach, Series A, GO, 4.00%, 2/1/41  7,160 7,286
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,035 2,201
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/41  3,050 3,324
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,160 5,626
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  13,345 13,430
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 4,056
Virginia Housing Dev. Auth., Series G-2, 3.80%, 1/1/36 (1) 2,000 1,998
Virginia Housing Dev. Auth., Series G-2, 3.85%, 7/1/36 (1) 1,435 1,434
Virginia Housing Dev. Auth., Series G-2, 3.90%, 1/1/37 (1) 2,095 2,094
Virginia Housing Dev. Auth., Series G-2, 3.95%, 7/1/37 (1) 2,235 2,234
Virginia Housing Dev. Auth., Series G-2, 4.00%, 1/1/38 (1) 1,100 1,101
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 663
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,753

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  3,870 4,233
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  3,000 3,232
Virginia Public School Auth., 5.00%, 8/1/38  3,425 3,903
Virginia Public School Auth., 5.00%, 8/1/40  2,125 2,364
Virginia Public School Auth., 5.00%, 8/1/42  2,220 2,455
Virginia Public School Auth., 5.00%, 8/1/43  1,880 2,064
Virginia Resources Auth., Series B, 5.00%, 11/1/38  2,150 2,453
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (2) 2,000 2,039
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (2) 2,940 2,983
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (2) 7,890 7,988
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (2) 1,250 1,263
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2) 4,380 4,417
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2) 5,000 5,023
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (2) 4,815 4,821
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2) 4,125 4,119
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (2) 2,500 2,480
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (2) 13,625 13,448
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (2) 3,000 2,938
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (2) 1,250 1,212
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (2) 1,250 1,212
Virginia Small Business Fin. Auth., I-495 Hot Lanes, 5.00%,
6/30/38 (2) 830 871
Virginia Small Business Fin. Auth., I-495 Hot Lanes, 5.00%,
12/31/39 (2) 1,000 1,045
Virginia Small Business Fin. Auth., I-95 Express Lanes, 4.00%,
7/1/40 (2) 2,050 1,978
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (2) 6,225 6,701
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/33 (2) 1,945 2,089
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (2) 5,000 5,361

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (2) 3,000 3,185
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (2) 4,540 4,794
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (2) 2,250 2,369
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (2) 2,000 2,095
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (2) 6,670 6,986
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (2) 2,955 3,000
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 250
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,400 4,437
317,999
WASHINGTON  4.4%
Energy Northwest, Columbia Generating Station, Series 2023-
A, 5.00%, 7/1/39  13,880 15,308
Energy Northwest, Columbia Generating Station, Series 2024-
A, 5.00%, 7/1/39  1,270 1,417
Energy Northwest, Columbia Generating Station, Series 2025-
A, 5.00%, 7/1/38  4,500 5,103
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/38  2,895 3,208
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  7,000 7,770
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/43  14,805 16,269
Energy Northwest, Project 3, Series A, 5.00%, 7/1/39  6,340 7,148
King County, GO, 5.00%, 12/1/38  2,670 2,965
King County, GO, 5.00%, 12/1/40  2,455 2,730
King County, Series B, GO, 5.00%, 12/1/42  1,410 1,575
King County, Series B, GO, 5.00%, 12/1/43  3,690 4,094
King County, Series B, GO, 5.00%, 12/1/44  2,915 3,206
Port of Seattle, Series C, 5.00%, 8/1/37 (2) 10,605 11,294
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (2) 8,610 9,156
Port of Seattle, Intermediate Lien, 5.00%, 4/1/32 (2) 2,870 3,014
Port of Seattle, Intermediate Lien, 5.00%, 4/1/36 (2) 1,500 1,559
Port of Seattle, Intermediate Lien, Series B, 5.00%, 7/1/36 (2) 4,375 4,822
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,363
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,327
Washington, Series B, GO, 5.00%, 6/1/39  14,945 16,452

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,145
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,083
Washington, Series C, GO, 5.00%, 2/1/48  15,000 15,864
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/38 (3)(10) 1,500 1,610
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/39 (3)(10) 1,240 1,326
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (3)(10) 1,400 1,438
Washington, Bid Group 1, Series 2024A, GO, 5.00%, 8/1/39  9,000 9,919
Washington, Bid Group 2, Series 2025A, GO, 5.00%, 8/1/44  3,710 4,017
Washington, Bid Group 3, Series B, GO, 5.00%, 2/1/45  10,000 10,622
Washington, Motor Vehicle Fuel Tax & Vehicle Related Fees,
Series D, GO, 5.00%, 6/1/43  5,000 5,495
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 15,933
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33  4,500 4,524
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34  5,000 5,026
216,782
WEST VIRGINIA  0.2%
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/39  1,225 1,323
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/40  1,900 2,038
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/42  1,975 1,998
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series B, VRDN, 5.00%, 6/1/55 (Tender 6/1/33)  3,060 3,318
8,677
WISCONSIN  1.0%
PFA, Kawa Fund, Series 1, Class A, VRDN, 3.625%, 6/15/63
(Tender 6/15/31)  4,675 4,651
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/34 (10) 200 220
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/35 (10) 250 273
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/36 (10) 350 380
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/37 (10) 300 324
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/38 (10) 300 322
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/39 (10) 300 320

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/40 (10) 200 212
Wisconsin, Series 2025-2, GO, 5.00%, 5/1/38  3,000 3,412
Wisconsin, Series A, GO, 5.00%, 5/1/38  5,000 5,718
Wisconsin, Series B, GO, 5.00%, 5/1/36  4,000 4,554
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 10,950
Wisconsin DOT, Series 1, 5.00%, 7/1/38  3,915 4,453
Wisconsin HEFA, Benevolent, 5.00%, 6/1/33  410 437
Wisconsin HEFA, Benevolent, 5.00%, 6/1/34  435 464
Wisconsin HEFA, Benevolent, 5.00%, 6/1/35  680 721
Wisconsin HEFA, Benevolent, 5.00%, 6/1/40  1,030 1,066
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (1)(3) 5,000 4,978
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27 (3) 1,950 1,965
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31 (3) 1,220 1,229
46,649
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 3.72% (13)(14) 9 9
Total Short-Term Investments (Cost $9) 9
Total Investments in Securities
99.5% of Net Assets
(Cost $4,812,182) $ 4,851,838
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Interest subject to alternative minimum tax.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $158,284 and represents 3.2% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corporation
(6) Insured by Assured Guaranty Incorporated
(7) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(8) Non-income producing

T. ROWE PRICE Summit Municipal Intermediate Fund

.
.
.
.
.
.
.
.
.
.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Build America Mutual Assurance Company
(11) See Note 2. Level 3 in fair value hierarchy.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity;
rate shown is effective rate at period-end; and maturity date shown is final maturity. Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
4/30/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 9  ¤  ¤ $ 9^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9.

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,812,182) $ 4,851,838
Interest receivable 64,132
Receivable for shares sold 4,139
Receivable for investment securities sold 450
Cash 24
Due from affiliates 18
Other assets 95
Total assets 4,920,696
Liabilities
Payable for investment securities purchased 32,669
Payable for shares redeemed 6,052
Investment management fees payable 1,080
Payable to directors 1
Other liabilities 3,393
Total liabilities 43,195
Commitments and Contingent Liabilities (note 5)
NET ASSETS $ 4,877,501

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (190,188)
Paid-in capital applicable to 426,142,898 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 5,067,689
NET ASSETS $ 4,877,501
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $976,792; Shares outstanding: 85,301,132) $ 11.45
Advisor Class
(Net assets: $3,420; Shares outstanding: 298,774) $ 11.45
I Class
(Net assets: $3,897,289; Shares outstanding:
340,542,992) $ 11.44

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Investment Income (Loss)
Interest income $ 81,902
Expenses
Investment management 6,040
Shareholder servicing
Investor Class $ 682
Advisor Class 3
I Class 49 734
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 15
Advisor Class 1
I Class 20 36
Proxy and annual meeting 195
Custody and accounting 131
Legal and audit 121
Registration 61
Directors 6
Miscellaneous 15
Waived / paid by Price Associates (143)
Total expenses 7,200
Net investment income 74,702
Realized and Unrealized Gain / Loss –
Net realized gain on securities 1,535
Change in net unrealized gain / loss on securities (16,393)
Net realized and unrealized gain / loss (14,858)
INCREASE IN NET ASSETS FROM OPERATIONS $ 59,844

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 74,702 $ 135,660
Net realized gain (loss) 1,535 (27,731)
Change in net unrealized gain / loss (16,393) 81,441
Increase in net assets from operations 59,844 189,370
Distributions to shareholders
Net earnings
Investor Class (15,924) (33,896)
Advisor Class (51) (109)
I Class (57,886) (100,062)
Decrease in net assets from distributions (73,861) (134,067)
Capital share transactions
*
Shares sold
Investor Class 71,850 172,186
Advisor Class 1 102
I Class 1,060,882 726,596
Distributions reinvested
Investor Class 12,470 27,419
Advisor Class 51 109
I Class 43,170 72,387
Shares redeemed
Investor Class (127,621) (368,094)
Advisor Class (155) (814)
I Class (277,167) (976,378)
Increase (decrease) in net assets from capital
share transactions 783,481 (346,487)

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Net Assets
Increase (decrease) during period 769,464 (291,184)
Beginning of period 4,108,037 4,399,221
End of period $ 4,877,501 $ 4,108,037
*Share information (000s)
Shares sold
Investor Class 6,248 15,324
Advisor Class –
(1)
9
I Class 91,987 64,769
Distributions reinvested
Investor Class 1,085 2,434
Advisor Class 4 10
I Class 3,760 6,428
Shares redeemed
Investor Class (11,103) (32,788)
Advisor Class (13) (73)
I Class (24,143) (86,875)
Increase (decrease) in shares outstanding 67,825 (30,762)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal
Intermediate Fund (Investor Class), the Summit Municipal Intermediate
Fund–Advisor Class (Advisor Class) and the Summit Municipal Intermediate
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Summit Municipal Intermediate Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s

T. ROWE PRICE Summit Municipal Intermediate Fund

Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When

T. ROWE PRICE Summit Municipal Intermediate Fund

valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Intermediate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 4,851,829 $ — $ 4,851,829
Short-Term Investments 9 — — 9
Total $ 9 $ 4,851,829 $ — $ 4,851,838

T. ROWE PRICE Summit Municipal Intermediate Fund

When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,050,539,000 and
$321,762,000, respectively, for the six months ended April 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had
$244,304,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $4,812,452,000. Net unrealized gain aggregated $39,386,000 at period-end, of which $67,760,000 related to appreciated investments and $28,374,000 related to depreciated investments.

T. ROWE PRICE Summit Municipal Intermediate Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.27% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to any class other than the Investor Class,
12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Summit Municipal Intermediate Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $866,000 remain subject to repayment by the fund at April 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $94,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
Investor
Class
Advisor
Class I Class
Expense limitation 0.40% 0.40% 0.40%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/28
(Waived)/repaid during the period ($000s) $(141) $(2) $—

T. ROWE PRICE Summit Municipal Intermediate Fund

November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of April 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 324,602 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 12,133,412 shares of the
I Class, representing 4% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $341,428,000 and
$1,803,000, respectively, with net realized gain of $0 for the six months ended
April 30, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Summit Municipal Intermediate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Summit Municipal Intermediate Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many other T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the second quintile (Expense
Group and Expense Universe). The information provided to the Board for the fund’s
I Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the first quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F83-051 6/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026